SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (Warranty Provision [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 7,197	$ 6,514	$ 6,854
Charged to costs and expenses relating to new sales	9,122	9,058	7,856
Costs of product warranty claims	(9,209)	(8,419)	(8,196)
Balance at the end of the year	6,981	7,197	6,514
Ultrashape [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions		44
Syneron Beauty Inc [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions	$ (129)